LONG-TERM DEBTS (Details Textual) - USD ($)				1 Months Ended									6 Months Ended		12 Months Ended
	Aug. 03, 2016	May 04, 2016	Jan. 05, 2016	Apr. 26, 2017	Sep. 30, 2016	Sep. 29, 2016	Jun. 23, 2016	Mar. 18, 2016	Dec. 30, 2015	Jan. 31, 2014	Oct. 31, 2013	Feb. 28, 2011	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 14, 2017	Apr. 24, 2017	Feb. 07, 2017	Jun. 22, 2016	Jan. 08, 2015
Amortization of Debt Discount (Premium)													$ 3,588,000	$ 2,276,000	$ 2,857,000	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 3.50				$ 25.00
Debt Instrument, Description				Each tranche of the Loans is separately convertible at any time, in full and not in part, at the option of the Lead Lender, as follows: 70% of the principal amount of each tranche of Loans, together with accrued and unpaid interest and the make-whole premium on such principal amount, will convert into a number of newly issued shares of common stock determined by dividing the total of such principal amount, accrued and unpaid interest and make-whole premium by $5.50 (subject to certain customary adjustments, the “Conversion Price”); and 30% of the principal amount of each tranche of Loans, together with accrued and unpaid interest and the make-whole premium on such principal amount, will convert on a dollar for dollar basis into a new term loan (the “Take Back Loans”). The terms of the Take Back Loans will be substantially the same as the terms of the Loans, except that the Take Back Loans will not be convertible and will bear interest payable in cash at a rate of LIBOR plus 9% (subject to a 1% LIBOR floor).
Amortization of Deferred Charges															108,000
Interest Expense															4,200,000	1,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	160,714				22,500
Deferred Costs													1,600,000
Accretion Expense															119,000
Long-term Debt, Gross													95,000,000		31,000,000
Common stock withheld for taxes on stock based compensation													(1,555,000)		(602,000)
Debt Instrument, Unamortized Discount															714,000
Unamortized Debt Issuance Expense															0	38,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net													$ (35,042,000)		(1,786,000)	1,200,000
Repayments of Debt															$ 13,879,000	$ 250,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													150.00%
Second Lien Credit Agreement [ [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.25%
Line of Credit Facility, Maximum Borrowing Capacity				$ 125,000,000
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50												$ 0.01		$ 0.01
Prepayment Of Debt Premium, Percentage	25.00%
Expected term	3 years														1 year 7 months 20 days	2 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	203.00%
Share Price	$ 1.12														$ 3.10	$ 0.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights ,Value	$ 1,630,000
Stock Issued During Period, Shares, New Issues	1,650,000
Debt Instrument, Convertible, Terms of Conversion Feature							Pursuant to the first amendment: (i) the maturity date was changed to January 2, 2017, (ii) the conversion price was adjusted to $1.10 and (iii) the coupon rate was increased to 15% per annum. All accrued and unpaid interest on the Convertible Notes would also be convertible in certain circumstances at the conversion price.
SOSV Investment LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 25.00		$ 25.00
Warrants Issued													200,000		200,000
Series B Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,850,000
Credit Agreement [Member] | Maximum [Member]
Loans Payable																			$ 38,100,000
Credit Agreement [Member] | Minimum [Member]
Loans Payable																			$ 31,000,000
Bridge Loan [Member]
Debt Instrument, Face Amount																		$ 15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 2.89
Expected term																3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																170.00%
Second Lien Term Loan [Member] | Second Lien Credit Agreement [ [Member]
Line of Credit Facility, Maximum Borrowing Capacity				80,000,000
Delayed Draw Loans [Member] | Second Lien Credit Agreement [ [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 45,000,000
Take Back Loans [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													150.00%
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 9% (subject to a 1% LIBOR floor).
Convertible Subordinated Debt [Member]
Debt Instrument, Face Amount								$ 500,000
Debt Instrument, Maturity Date								Apr. 01, 2017							Jun. 30, 2016
Payments for (Proceeds from) Other Interest Earning Assets			$ 1,300,000
Warrants To Purchase Common Stock			1,500,000
Deposits			$ 2,000,000
Convertible Debt, Current			$ 750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50
Debt Instrument, Description															The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.
Sale of Stock, Price Per Share															$ 5.00
Convertible Subordinated Note Percentage			12.00%
Unsecured Debt			$ 3,750,000
Debt Instrument, Interest Rate, Effective Percentage															12.00%
Convertible Debt [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Debt Conversion, Converted Instrument, Amount							$ 6,846,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Expected term															3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															0.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															203.00%
Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price							$ 5.00
Mortgage Loans on Real Estate, New Mortgage Loans											$ 15,600,000	$ 15,600,000			$ 4,900,000	$ 1,700,000
Debt Conversion, Converted Instrument, Shares Issued							1,369,293
Expected term										3 years
Convertible Debt One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 25.00
Debt Instrument, Periodic Payment, Principal															$ 8,730,000
Debt Instrument, Convertible, Conversion Price															$ 20.00
Debt Conversion, Converted Instrument, Amount															$ 9,000,000
Debt Instrument, Periodic Payment, Interest															$ 270,000
Convertible Debt Two [Member]
Convertible Debt, Current									$ 8,080,000
Sale of Stock, Price Per Share									$ 5.00
Debt Conversion, Converted Instrument, Shares Issued									1,369,293
Independent Bank and Promissory Note [Member]
Debt Instrument, Face Amount																				$ 6,000,000
Debt Instrument, Interest Rate, Effective Percentage																				6.50%
Debt Instrument, Collateral Amount																				$ 5,400,000
Note Conversion Agreement [Member]
Debt Instrument, Convertible, Conversion Price							$ 1.10
Debt Conversion, Converted Instrument, Shares Issued							3,636,366
Debt Conversion, Original Debt, Amount							$ 4,000,000
Conversion Of Stock Conversion Rate Modification Inducement Charge Expense							3,400,000
Interest Payable							$ 198,000
SOS Note [Member] | Term Loan [Member]
Debt Instrument, Face Amount													$ 1,000,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage													6.00%	6.00%
Debt Instrument, Maturity Date Range, Start													Jun. 30, 2019	Jun. 30, 2019
Long-term Debt, Gross													$ 500,000	$ 500,000
Credit and Guarantee Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage															6.00%
Commitment Fee On Initial Loan Advance, Percentage															2.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													738,638
Prepayment Of Debt Premium, Percentage															6.00%
Additional Proceeds From Issuance Of Secured Debt													$ 7,100,000
Debt Instrument, Unamortized Discount															$ 600,000
Additional Commitment Fee On Initial Loan Advance percentage															2.0
Line of Credit Facility, Commitment Fee Amount													$ 400,000
Repurchase Of Warrants Debt Instrument Unamortized Discount															$ 1,000,000
Credit and Guarantee Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Credit and Guarantee Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.01
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														672,000	3,500,000
Deferred Costs															$ 1,200,000
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.01
Credit and Guarantee Agreement [Member] | First Lein Term Loan [Member]
Repayments of Debt				$ 38,100,000
Convertible Note Payable [Member]
Convertible Debt, Current						$ 1,800,000
Debt Instrument, Convertible, Conversion Price							$ 20.00
Debt Conversion, Converted Instrument, Shares Issued						1,772,456
Convertible Debt	$ 1,800,000
Debt Conversion, Original Debt, Amount						$ 138,000
Interest Payable							$ 1,835,000
Gain Loss On Conversion Of Convertible Preferred stock							602,000
Common stock withheld for taxes on stock based compensation							54,000
Induced Conversion of Convertible Debt Expense	$ 1,600,000
Heartland Credit Agreement [Member]
Debt Instrument, Face Amount		$ 160,000
Amortization of Debt Discount (Premium)							250,000
Secured Debt																					$ 3,000,000
Other Expenses		$ 53,000
Extinguishment of Debt, Amount							$ 2,750,000
Amortization of Deferred Charges															$ 38,000
Expected term															3 years 7 days	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															1.50%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															101.00%	100.00%
Share Price															$ 3.10	$ 2.00
Heartland Credit Agreement [Member] | Warrant [Member]
Warrants Issued															22,500
Senior Debt Obligations [Member] | Credit and Guarantee Agreement [Member]
Debt Instrument, Face Amount						50,000,000
Proceeds from Issuance of Secured Debt						$ 31,000,000									$ 31,000,000
Line of Credit Facility, Maximum Borrowing Capacity															50,000,000
Additional Proceeds From Issuance Of Secured Debt					$ 25,000,000										$ 6,000,000
Debt Instrument Outstanding ,Percentage															60.00%